Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Kuwait ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 2.4%
Agility Public Warehousing Co. KSC	1,627,797	$1,406,681
Banks — 57.1%
Al Ahli Bank of Kuwait KSCP	1,134,667	997,400
Boubyan Bank KSCP	66,324	117,934
Burgan Bank SAK	1,435,098	849,723
Gulf Bank KSCP	2,046,639	2,123,446
Kuwait Finance House KSCP	5,469,150	13,125,889
Kuwait International Bank KSCP	1,550,771	948,169
Kuwait Projects Co. Holding KSCP(a)	3,102,128	984,893
National Bank of Kuwait SAKP	4,649,874	13,155,514
Warba Bank KSCP(a)	1,902,277	1,188,506
		33,491,474
Capital Markets — 2.6%
Boursa Kuwait Securities Co. KPSC	137,747	959,526
Noor Financial Investment Co. KSC	621,616	557,730
		1,517,256
Chemicals — 1.8%
Boubyan Petrochemicals Co. KSCP	479,413	1,078,902
Construction & Engineering — 0.8%
Combined Group Contracting Co. SAK	246,983	503,392
Consumer Finance — 1.2%
Arzan Financial Group for Financing & Investment KPSC	889,106	685,262
Diversified Consumer Services — 1.9%
Humansoft Holding Co. KSC	135,499	1,092,805
Electrical Equipment — 1.6%
Gulf Cable & Electrical Industries Co. KSCP	178,686	930,910
Energy Equipment & Services — 0.6%
Heavy Engineering & Ship Building Co. KSCP	135,327	361,551
Financial Services — 3.4%
A'ayan Leasing & Investment Co. KSCP	1,334,888	672,245
Alimtiaz Investment Group KSC(a)	2,676,560	512,681
National Investments Co. KSCP	957,640	788,881
		1,973,807
Security	Shares	Value
Food Products — 1.2%
Mezzan Holding Co. KSCC	255,725	$725,178
Hotels, Restaurants & Leisure — 0.6%
IFA Hotels & Resorts-KPSC(a)	65,369	329,114
Independent Power and Renewable Electricity Producers — 0.7%
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC(a)	736,499	392,800
Industrial Conglomerates — 4.0%
Arabi Group Holding KSC(a)	579,338	738,687
National Industries Group Holding SAK	2,013,751	1,603,745
		2,342,432
Passenger Airlines — 1.1%
Jazeera Airways Co. KSCP(a)	182,175	649,675
Real Estate Management & Development — 10.4%
Commercial Real Estate Co. KSC	2,389,591	1,209,475
Kuwait Real Estate Co. KSC	1,347,621	1,068,026
Mabanee Co. KPSC	764,198	2,035,376
National Real Estate Co. KPSC(a)	2,949,134	759,582
Salhia Real Estate Co. KSCP	763,178	1,032,149
		6,104,608
Specialty Retail — 1.4%
Ali Alghanim Sons Automotive Co. KSCC, NVS	248,953	855,723
Trading Companies & Distributors — 1.2%
Integrated Holding Co. KCSC	445,980	734,594
Wireless Telecommunication Services — 5.9%
Kuwait Telecommunications Co.	476,009	849,850
Mobile Telecommunications Co. KSCP	1,738,909	2,608,047
		3,457,897
Total Investments — 99.9% (Cost: $53,471,327)		58,634,061
Other Assets Less Liabilities — 0.1%		60,941
Net Assets — 100.0%		$58,695,002

(a)	Non-income producing security.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$100,000	$—	$(100,000)(b)	$—	$—	$—	—	$653	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Kuwait ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$8,431,289	$50,202,772	$—	$58,634,061

Portfolio Abbreviation
NVS	Non-Voting Shares